17. INTANGIBLE ASSETS (Details 4)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Discount rate	10.00%
Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate		10.25%
Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate		10.75%